Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares subject to redemption	1,322,096	767,392	10,344,550
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares outstanding	3,095,000	3,650,004	3,550,450
Ordinary shares, shares issued	3,095,000	3,650,004	3,550,450